SCHEDULE II - VALUATION AND QUALIFYING ACCOUNTS	12 Months Ended
Oct. 31, 2012
Valuation and Qualifying Accounts [Abstract]
Schedule of Valuation and Qualifying Accounts Disclosure [Text Block]

 SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(in thousands)

	Balance at Beginning of Period	Charged to Costs and Expenses	Deductions	Balance at End of Period
Year ended October 31, 2011
Deducted from asset accounts:
Allowance for doubtful accounts	$19	$61	$(9)	$71
Year ended October 31, 2012
Deducted from asset accounts:
Allowance for doubtful accounts	$71	$31	$-	$102